SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of accounts receivables credit losses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jul. 01, 2020
Accounts Receivable Allowance For Credit Loss [Line Items]
Balance at the beginning of year	$ 41,618	$ 47,162	$ 49,094
Adoption of ASU 2016-13				$ 744,022
Amounts written off charged against the allowance	(3,965)	(4,399)	(1,959)
Translation adjustments	7,749	178	4,318
Balance at the end of year	66,839	41,618	$ 47,162
Accounts Receivable [Member]
Accounts Receivable Allowance For Credit Loss [Line Items]
Balance at the beginning of year	41,618
Provision for expected credit losses, net of recoveries	7,761
Amounts written off charged against the allowance	(3,965)
Translation adjustments	5,159
Balance at the end of year	67,002	$ 41,618
Accounts Receivable [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
Accounts Receivable Allowance For Credit Loss [Line Items]
Adoption of ASU 2016-13	$ 16,429